Acquisitions and Dispositions - Additional Information (Detail) $ in Millions					1 Months Ended	12 Months Ended
	Feb. 06, 2018	Dec. 14, 2017	Nov. 22, 2017	Feb. 23, 2017 USD ($)	Mar. 31, 2017	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 USD ($)	Oct. 14, 2016 USD ($)	Jul. 25, 2016 USD ($)	May 07, 2015 ARS ($)
YPF S.A. and PetroUruguay S.A. [member] | Equity in Aguada la Arena area [member]
Disclosure of detailed information about business combination [Line Items]
Participation interest percentage				20.00%
Participation interest transfer amount				$ 18
Participation interest increasing percentage				100.00%
YPF EE [member]
Disclosure of detailed information about business combination [Line Items]
Participation in the capital stock						100.00%	100.00%
Subscription price							$ 275
YPF EE [member] | 0 to 1 year [member]
Disclosure of detailed information about business combination [Line Items]
Contribution made at closing date							135
YPF EE [member] | Later than one year [member]
Disclosure of detailed information about business combination [Line Items]
Contribution receivable							$ 140
YPF EE [member] | 24 months from the closing date [Member]
Disclosure of detailed information about business combination [Line Items]
Contingent price evaluation percentage						33.33%	33.33%
YPF EE [member] | Subsequent Years [Member]
Disclosure of detailed information about business combination [Line Items]
Contingent price evaluation percentage						16.67%	16.67%
YPF EE [member] | Top of range [member]
Disclosure of detailed information about business combination [Line Items]
Contingent price							$ 35
Repsol Butano SA [member] | YPF Gas SA [member]
Disclosure of detailed information about business combination [Line Items]
Percentage of capital transferred										33.997%
Repsol Trading S. A. [member] | Oleoducto Trasandino (Chile) S.A. [member]
Disclosure of detailed information about business combination [Line Items]
Percentage of capital transferred										17.79%
Repsol Butano S.A. and Repsol Trading S.A. [member] | YPF Gas S.A. and Oleoducto Trasandino (Chile) S.A. [member]
Disclosure of detailed information about business combination [Line Items]
Cash transferred										$ 161,000,000
YPF EE [member]
Disclosure of detailed information about business combination [Line Items]
Impairment						$ 0
YPF EE [member] | GEFS Global Energy B V [member]
Disclosure of detailed information about business combination [Line Items]
Participation in the capital stock	24.99%	25.00%
YPF EE [member] | Group [member]
Disclosure of detailed information about business combination [Line Items]
Ownership interest						75.00%	75.00%
YPF And Oilstone Energa S.A [member] | Cerro Bandera [member]
Disclosure of detailed information about business combination [Line Items]
Business acquisition percentage of equity interest			100.00%
Consideration amount							$ 14
PEPASA [member] | Petrobras Argentina S.A. [member]
Disclosure of detailed information about business combination [Line Items]
Capital and voting rights held						67.20%	67.20%
PEPASA [member] | YPF S.A. [member] | Areas in Providence of Neuquen [Member]
Disclosure of detailed information about business combination [Line Items]
Guaranteed loan equivalent to the acquisition price									$ 140
Rio Neuquen [member]
Disclosure of detailed information about business combination [Line Items]
Equity interests in operating concessions participation percentage						33.33%	33.33%
Equity interests in operating concessions								$ 72
Equity interests in operating concessions participation percentage cancelled					33.33%
Aguada de la Arena [member]
Disclosure of detailed information about business combination [Line Items]
Equity interests in operating concessions participation percentage						80.00%	80.00%
Equity interests in operating concessions								$ 68
Equity interests in operating concessions participation percentage cancelled					80.00%